Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2025	2024
Ongoing accrued expenses	$332,321	$445,253
Project-related provisions	26,143	42,719
Dividends payable(1)	57,156	54,081
Taxes payable	34,131	47,697
Derivative instruments(2)	13,642	16,305
Other	159,355	172,884
Accrued expenses and other current liabilities	$622,748	$778,939

(1)
The amounts payable as a result of the August 6, 2025 and the August 7, 2024 dividend declarations, please see Note 20 to the consolidated financial statements.
(2)
Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.